Intangible Assets and Goodwill, Goodwill Allocated to CGUs (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Goodwill CGUs [Abstract]
Goodwill	$ 40,290	$ 38,648	$ 39,892
EXFO CGU [Member]
Goodwill CGUs [Abstract]
Goodwill	13,200	12,949
EXFO Optics CGU [Member]
Goodwill CGUs [Abstract]
Goodwill	3,648	3,376
Service Assurance, Systems and Services CGU [Member]
Goodwill CGUs [Abstract]
Goodwill	$ 23,442	$ 22,323
Service Assurance, Systems and Services CGU [Member] | Cost Approach [Member]
Goodwill CGUs [Abstract]
Period of liquidation approach	two years